Schedule of Investments (unaudited)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)(a)	5,197	$682,886
General Dynamics Corp.	3,034	682,377
HEICO Corp.	2,111	301,978
HEICO Corp., Class A	3,547	415,318
Howmet Aerospace Inc.	19,754	706,600
Huntington Ingalls Industries Inc.	3,292	692,834
L3Harris Technologies Inc.	2,839	683,915
Lockheed Martin Corp.	1,552	683,051
Northrop Grumman Corp.	1,473	689,320
Raytheon Technologies Corp.	7,322	696,469
Teledyne Technologies Inc.(a)	1,692	685,514
Textron Inc.	10,483	684,435
TransDigm Group Inc.(a)	1,221	739,157
		8,343,854
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	6,530	708,570
Expeditors International of Washington Inc.	6,373	693,637
FedEx Corp.	3,323	746,280
United Parcel Service Inc., Class B	3,947	719,341
		2,867,828
Airlines — 0.3%
Delta Air Lines Inc.(a)	16,839	702,018
Southwest Airlines Co.(a)	15,166	695,513
		1,397,531
Auto Components — 0.5%
Aptiv PLC(a)	6,961	739,537
BorgWarner Inc.	17,004	685,601
Lear Corp.	4,953	698,175
		2,123,313
Automobiles — 0.8%
Ford Motor Co.	51,422	703,453
General Motors Co.(a)	18,294	707,612
Lucid Group Inc.(a)(b)	34,290	691,972
Rivian Automotive Inc., Class A(a)(b)	22,316	700,723
Tesla Inc.(a)	931	705,940
		3,509,700
Banks — 3.0%
Bank of America Corp.	19,180	713,496
Citigroup Inc.	13,274	708,964
Citizens Financial Group Inc.	17,527	725,267
Fifth Third Bancorp.	18,535	730,835
First Citizens BancShares Inc./NC, Class A	1,016	711,606
First Republic Bank/CA	4,585	710,813
Huntington Bancshares Inc./OH	50,402	699,580
JPMorgan Chase & Co.	5,585	738,505
KeyCorp	35,990	718,360
M&T Bank Corp.	4,065	731,578
PNC Financial Services Group Inc. (The)	4,270	749,001
Regions Financial Corp.	33,005	729,081
Signature Bank/New York NY	3,496	756,080
SVB Financial Group(a)	1,517	741,161
Truist Financial Corp.	14,327	712,625
U.S. Bancorp.	13,419	712,146
Webster Financial Corp.	14,513	712,443
Wells Fargo & Co.	15,733	720,099
		13,021,640
Security	Shares	Value

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	10,671	$705,566
Coca-Cola Co. (The)	11,013	698,004
Constellation Brands Inc., Class A	2,814	690,753
Keurig Dr Pepper Inc.	19,248	668,676
Molson Coors Beverage Co., Class B	13,012	726,590
Monster Beverage Corp.(a)	7,616	678,738
PepsiCo Inc.	4,099	687,607
		4,855,934
Biotechnology — 2.2%
AbbVie Inc.	4,355	641,796
Alnylam Pharmaceuticals Inc.(a)	5,108	642,586
Amgen Inc.	2,700	693,198
Biogen Inc.(a)	3,422	684,400
BioMarin Pharmaceutical Inc.(a)	8,335	626,209
Exact Sciences Corp.(a)	12,236	609,475
Gilead Sciences Inc.	10,444	677,293
Incyte Corp.(a)	8,888	674,510
Moderna Inc.(a)	4,609	669,826
Neurocrine Biosciences Inc.(a)	7,740	723,613
Regeneron Pharmaceuticals Inc.(a)	1,006	668,729
Royalty Pharma PLC, Class A	16,611	683,377
Seagen Inc.(a)	4,633	628,605
Vertex Pharmaceuticals Inc.(a)	2,587	694,998
		9,318,615
Building Products — 1.4%
A O Smith Corp.	11,305	679,657
Allegion PLC	6,073	678,050
Carrier Global Corp.	17,663	694,333
Fortune Brands Home & Security Inc.	9,945	689,686
Johnson Controls International PLC	12,734	694,130
Lennox International Inc.	3,199	668,271
Masco Corp.	12,241	693,942
Owens Corning	7,062	674,986
Trane Technologies PLC	5,049	697,065
		6,170,120
Capital Markets — 4.6%
Ameriprise Financial Inc.	2,602	718,855
Apollo Global Management Inc.	12,248	705,975
Bank of New York Mellon Corp. (The)	15,253	710,942
BlackRock Inc.(c)	1,114	745,355
Blackstone Inc., NVS	6,318	744,197
Carlyle Group Inc. (The)	18,756	722,669
Cboe Global Markets Inc.	6,244	701,264
Charles Schwab Corp. (The)	10,545	739,204
CME Group Inc.	3,475	690,934
FactSet Research Systems Inc.	1,843	703,621
Franklin Resources Inc.	26,315	712,610
Goldman Sachs Group Inc. (The)	2,144	700,766
Intercontinental Exchange Inc.	6,890	705,467
Invesco Ltd.	36,669	709,178
KKR & Co. Inc.	13,095	717,737
LPL Financial Holdings Inc.	3,802	745,914
MarketAxess Holdings Inc.	2,466	694,623
Moody’s Corp.	2,337	704,769
Morgan Stanley	8,264	711,861
MSCI Inc.	1,612	713,068
Nasdaq Inc.	4,618	716,991
Northern Trust Corp.	6,478	723,917
Raymond James Financial Inc.	7,218	710,901

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
S&P Global Inc.	1,990	$695,465
SEI Investments Co.	11,979	699,933
State Street Corp.	10,018	726,205
T Rowe Price Group Inc.	5,500	698,995
Tradeweb Markets Inc., Class A	10,214	690,569
		19,961,985
Chemicals — 2.8%
Air Products and Chemicals Inc.	2,821	694,417
Albemarle Corp.	2,764	719,801
Celanese Corp.	4,405	689,471
CF Industries Holdings Inc.	6,585	650,400
Corteva Inc.	11,199	701,281
Dow Inc.	9,610	653,288
DuPont de Nemours Inc.	10,273	697,023
Eastman Chemical Co.	6,403	705,354
Ecolab Inc.	4,191	686,947
FMC Corp.	5,444	667,326
International Flavors & Fragrances Inc.	5,122	676,975
Linde PLC	2,127	690,594
LyondellBasell Industries NV, Class A	6,060	692,355
Mosaic Co. (The)	10,802	676,745
PPG Industries Inc.	5,387	681,402
RPM International Inc.	7,807	687,797
Sherwin-Williams Co. (The)	2,548	682,966
Westlake Corp.	5,109	674,950
		12,329,092
Commercial Services & Supplies — 1.1%
Affirm Holdings Inc.(a)(b)	25,701	732,478
Cintas Corp.	1,842	733,724
Copart Inc.(a)	5,964	683,057
Republic Services Inc.	5,182	693,559
Rollins Inc.	19,248	682,534
Waste Connections Inc.	5,401	688,843
Waste Management Inc.	4,325	685,556
		4,899,751
Communications Equipment — 0.8%
Arista Networks Inc.(a)	6,536	668,502
Cisco Systems Inc.	15,838	713,502
F5 Inc.(a)	4,255	693,735
Juniper Networks Inc.	22,943	703,891
Motorola Solutions Inc.	3,143	690,643
		3,470,273
Construction & Engineering — 0.3%
Jacobs Engineering Group Inc.	4,940	692,045
Quanta Services Inc.	5,820	692,580
		1,384,625
Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,035	690,638
Vulcan Materials Co.	4,122	679,594
		1,370,232
Consumer Finance — 1.0%
Ally Financial Inc.	17,092	752,732
American Express Co.	4,291	724,406
Capital One Financial Corp.	5,830	745,424
Discover Financial Services	6,349	720,548
Synchrony Financial	20,294	751,690
Upstart Holdings Inc.(a)(b)	12,811	645,674
		4,340,474
Security	Shares	Value

Containers & Packaging — 1.3%
Amcor PLC	50,985	$667,904
Avery Dennison Corp.	3,937	679,369
Ball Corp.	9,480	672,037
Crown Holdings Inc.	6,539	682,933
International Paper Co.	13,818	669,482
Packaging Corp. of America	4,391	690,616
Sealed Air Corp.	11,048	686,965
Westrock Co.	14,720	713,773
		5,463,079
Distributors — 0.5%
Genuine Parts Co.	5,006	684,470
LKQ Corp.	13,287	682,819
Pool Corp.	1,679	669,283
		2,036,572
Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	2,173	686,625
Coinbase Global Inc., Class A(a)(b)	9,801	765,458
Equitable Holdings Inc.	23,829	724,640
		2,176,723
Diversified Telecommunication Services — 0.6%
AT&T Inc.	32,695	696,076
Liberty Global PLC, Class A(a)	9,302	226,225
Liberty Global PLC, Class C, NVS(a)	18,904	480,350
Lumen Technologies Inc.	58,166	711,952
Verizon Communications Inc.	13,458	690,261
		2,804,864
Electric Utilities — 2.5%
Alliant Energy Corp.	11,295	720,847
American Electric Power Co. Inc.	6,672	680,744
Constellation Energy Corp.	11,546	716,776
Duke Energy Corp.	6,065	682,434
Edison International	10,034	701,477
Entergy Corp.	5,713	687,388
Evergy Inc.	9,907	692,895
Eversource Energy	7,388	682,060
Exelon Corp.	13,955	685,888
FirstEnergy Corp.	15,725	675,546
NextEra Energy Inc.	9,378	709,821
NRG Energy Inc.	14,299	658,326
PG&E Corp.(a)	54,429	664,034
PPL Corp.	22,621	682,702
Southern Co. (The)	9,011	681,772
Xcel Energy Inc.	8,809	663,670
		10,986,380
Electrical Equipment — 1.1%
AMETEK Inc.	5,662	687,763
Eaton Corp. PLC	4,856	673,042
Emerson Electric Co.	7,894	699,882
Generac Holdings Inc.(a)	2,954	729,874
Plug Power Inc.(a)(b)	39,877	736,927
Rockwell Automation Inc.	3,325	708,890
Sensata Technologies Holding PLC	14,862	713,822
		4,950,200
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	9,771	692,373
Arrow Electronics Inc.(a)	5,381	649,218
CDW Corp./DE	4,097	695,916
Cognex Corp.	13,964	676,137

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	19,713	$706,120
Keysight Technologies Inc.(a)	4,820	701,792
TE Connectivity Ltd.	5,386	696,895
Trimble Inc.(a)	10,161	691,456
Zebra Technologies Corp., Class A(a)	2,039	689,569
		6,199,476
Energy Equipment & Services — 0.5%
Baker Hughes Co.	18,895	679,842
Halliburton Co.	18,324	742,122
Schlumberger NV	16,175	743,403
		2,165,367
Entertainment — 1.4%
Activision Blizzard Inc.	8,500	661,980
AMC Entertainment Holdings Inc., Class A(a)(b)	50,517	724,414
Electronic Arts Inc.	5,082	704,619
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	10,785	671,798
Live Nation Entertainment Inc.(a)	7,301	693,960
Netflix Inc.(a)	3,601	710,981
Roku Inc.(a)(b)	6,821	647,313
Take-Two Interactive Software Inc.(a)	5,517	687,032
Walt Disney Co. (The)(a)	6,407	707,589
		6,209,686
Equity Real Estate Investment Trusts (REITs) — 5.6%
Alexandria Real Estate Equities Inc.	4,187	694,833
American Homes 4 Rent, Class A	18,208	672,968
American Tower Corp.	2,833	725,616
AvalonBay Communities Inc.	3,314	689,180
Boston Properties Inc.	6,288	699,100
Camden Property Trust	4,788	687,030
Crown Castle International Corp.	3,704	702,464
Digital Realty Trust Inc.	5,176	722,518
Duke Realty Corp.	12,938	683,515
Equinix Inc.	1,040	714,574
Equity LifeStyle Properties Inc.	9,367	709,082
Equity Residential	9,010	692,238
Essex Property Trust Inc.	2,346	665,912
Extra Space Storage Inc.	3,895	694,089
Healthpeak Properties Inc.	22,567	670,014
Host Hotels & Resorts Inc.	33,973	679,120
Invitation Homes Inc.	18,483	697,179
Iron Mountain Inc.	13,588	732,393
Kimco Realty Corp.	29,276	692,377
Medical Properties Trust Inc.	36,611	680,232
Mid-America Apartment Communities Inc.	3,809	689,429
Prologis Inc.	5,519	703,562
Public Storage	2,133	705,255
Realty Income Corp.	9,840	671,285
Regency Centers Corp.	10,291	701,949
SBA Communications Corp.	2,071	697,119
Simon Property Group Inc.	6,005	688,473
Sun Communities Inc.	4,287	703,625
UDR Inc.	14,278	682,488
Ventas Inc.	11,780	668,397
VICI Properties Inc.	22,560	695,976
Vornado Realty Trust	19,772	691,229
Welltower Inc.	7,550	672,630
Weyerhaeuser Co.	17,453	689,743
WP Carey Inc.	8,141	684,984
		24,250,578
Security	Shares	Value

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,562	$728,236
Kroger Co. (The)	13,766	729,185
Sysco Corp.	8,356	703,408
Walgreens Boots Alliance Inc.	16,271	713,158
Walmart Inc.	5,549	713,768
		3,587,755
Food Products — 2.1%
Archer-Daniels-Midland Co.	7,879	715,571
Bunge Ltd.	5,988	708,500
Campbell Soup Co.	14,346	687,317
Conagra Brands Inc.	20,818	684,704
General Mills Inc.	9,992	697,941
Hershey Co. (The)	3,221	681,918
Hormel Foods Corp.	13,821	672,668
JM Smucker Co. (The)	5,229	655,560
Kellogg Co.	9,717	677,664
Kraft Heinz Co. (The)	17,136	648,255
McCormick & Co. Inc./MD, NVS	7,388	685,015
Mondelez International Inc., Class A	10,813	687,274
Tyson Foods Inc., Class A	7,855	703,886
		8,906,273
Gas Utilities — 0.3%
Atmos Energy Corp.	5,933	690,067
UGI Corp.	16,503	705,338
		1,395,405
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	5,877	690,312
Abiomed Inc.(a)	2,769	730,185
Align Technology Inc.(a)	2,413	669,945
Baxter International Inc.	9,101	692,131
Becton Dickinson and Co.	2,631	673,010
Boston Scientific Corp.(a)	16,733	686,220
Cooper Companies Inc. (The)	1,951	684,294
Danaher Corp.	2,650	699,123
DENTSPLY SIRONA Inc.	17,705	700,410
Dexcom Inc.(a)(b)	2,090	622,695
Edwards Lifesciences Corp.(a)	7,002	706,152
Hologic Inc.(a)	8,458	636,634
IDEXX Laboratories Inc.(a)	1,811	709,224
Insulet Corp.(a)	3,393	724,338
Intuitive Surgical Inc.(a)	3,029	689,521
Masimo Corp.(a)	4,674	656,370
Medtronic PLC	6,431	644,065
Novocure Ltd.(a)(b)	8,923	717,231
ResMed Inc.	3,344	680,370
STERIS PLC	2,958	675,015
Stryker Corp.	2,867	672,311
Teleflex Inc.	2,289	658,637
West Pharmaceutical Services Inc.	2,186	678,491
Zimmer Biomet Holdings Inc.	5,652	679,427
		16,376,111
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	4,423	684,636
Anthem Inc.	1,377	701,733
Cardinal Health Inc.	11,835	666,547
Centene Corp.(a)	7,996	651,194
Cigna Corp.	2,573	690,310
CVS Health Corp.	7,094	686,345
DaVita Inc.(a)	7,011	683,503

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
HCA Healthcare Inc.	3,253	$684,431
Henry Schein Inc.(a)	7,974	682,893
Humana Inc.	1,530	694,972
Laboratory Corp. of America Holdings	2,681	661,456
McKesson Corp.	2,071	680,717
Molina Healthcare Inc.(a)	2,136	619,910
Quest Diagnostics Inc.	4,717	665,191
UnitedHealth Group Inc.	1,381	686,053
Universal Health Services Inc., Class B	5,558	692,583
		10,832,474
Health Care Technology — 0.5%
Cerner Corp.	7,035	667,270
Teladoc Health Inc.(a)(b)	20,078	684,459
Veeva Systems Inc., Class A(a)	4,050	689,553
		2,041,282
Hotels, Restaurants & Leisure — 2.6%
Aramark(b)	20,451	704,946
Caesars Entertainment Inc.(a)	13,588	681,710
Carnival Corp.(a)	48,657	675,359
Chipotle Mexican Grill Inc.(a)	519	727,923
Darden Restaurants Inc.	5,664	708,000
Domino's Pizza Inc.	1,964	713,266
Hilton Worldwide Holdings Inc.	5,017	706,695
Las Vegas Sands Corp.(a)	19,867	704,484
Marriott International Inc./MD, Class A	4,210	722,352
McDonald's Corp.	2,885	727,626
MGM Resorts International	19,636	686,671
Royal Caribbean Cruises Ltd.(a)	11,506	668,153
Starbucks Corp.	9,186	721,101
Vail Resorts Inc.	2,822	711,737
Wynn Resorts Ltd.(a)	10,522	695,504
Yum! Brands Inc.	6,009	729,913
		11,285,440
Household Durables — 1.3%
DR Horton Inc.	9,933	746,465
Garmin Ltd.	6,557	692,550
Lennar Corp., Class A	9,093	729,713
Mohawk Industries Inc.(a)	4,747	671,511
Newell Brands Inc.	33,593	720,234
NVR Inc.(a)	159	707,648
PulteGroup Inc.	15,857	717,688
Whirlpool Corp.	3,846	708,587
		5,694,396
Household Products — 0.8%
Church & Dwight Co. Inc.	7,490	674,549
Clorox Co. (The)	4,783	695,257
Colgate-Palmolive Co.	8,796	693,213
Kimberly-Clark Corp.	5,120	681,062
Procter & Gamble Co. (The)	4,663	689,565
		3,433,646
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	31,967	704,553
Vistra Corp.	25,336	668,110
		1,372,663
Industrial Conglomerates — 0.6%
3M Co.	4,496	671,208
General Electric Co.	8,724	683,002
Honeywell International Inc.(b)	3,430	664,117
Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.(b)	1,599	$707,461
		2,725,788
Insurance — 4.5%
Aflac Inc.	11,884	719,814
Alleghany Corp.(a)	794	662,021
Allstate Corp. (The)	5,253	718,033
American Financial Group Inc./OH	5,018	709,043
American International Group Inc.	11,412	669,656
Aon PLC, Class A	2,478	683,110
Arch Capital Group Ltd.(a)	14,612	693,485
Arthur J Gallagher & Co.	4,256	689,217
Assurant Inc.	3,662	647,039
Brown & Brown Inc.	12,078	717,071
Chubb Ltd.	3,241	684,791
Cincinnati Financial Corp.	5,387	688,782
Erie Indemnity Co., Class A, NVS	4,071	682,910
Everest Re Group Ltd.	2,391	675,457
Fidelity National Financial Inc.	16,360	692,028
Globe Life Inc.	7,038	686,698
Hartford Financial Services Group Inc. (The)	9,798	710,453
Lincoln National Corp.	12,536	726,210
Loews Corp.	10,498	687,514
Markel Corp.(a)	488	668,282
Marsh & McLennan Companies Inc.	4,351	695,942
MetLife Inc.	10,581	713,054
Principal Financial Group Inc.	9,474	690,939
Progressive Corp. (The)	5,984	714,370
Prudential Financial Inc.	6,635	704,969
Travelers Companies Inc. (The)	3,903	698,793
W R Berkley Corp.	9,968	709,024
Willis Towers Watson PLC	3,299	696,320
		19,435,025
Interactive Media & Services — 0.8%
Alphabet Inc., Class A(a)	154	350,387
Alphabet Inc., Class C, NVS(a)	145	330,713
Meta Platforms Inc, Class A(a)	3,454	668,832
Pinterest Inc., Class A(a)	28,555	561,106
Snap Inc., Class A, NVS(a)	28,481	401,867
Twitter Inc.(a)	17,720	701,712
Zillow Group Inc., Class C, NVS(a)(b)	15,278	609,592
		3,624,209
Internet & Direct Marketing Retail — 1.8%
Airbnb Inc., Class A(a)	5,788	699,595
Amazon.com Inc.(a)	308	740,490
Booking Holdings Inc.(a)	314	704,478
Chewy Inc., Class A(a)(b)	26,462	656,258
DoorDash Inc., Class A(a)	9,870	759,102
eBay Inc.	14,809	720,754
Etsy Inc.(a)	8,339	676,460
Expedia Group Inc.(a)	5,221	675,232
Match Group Inc.(a)	8,804	693,579
MercadoLibre Inc.(a)(b)	824	647,565
Wayfair Inc., Class A(a)(b)	13,290	789,293
		7,762,806
Internet Software & Services — 0.2%
IAC/InterActiveCorp.(a)(b)	8,126	693,148

IT Services — 4.3%
Accenture PLC, Class A	2,415	720,781

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Akamai Technologies Inc.(a)	6,710	$677,978
Automatic Data Processing Inc.	3,194	712,070
Black Knight Inc.(a)	9,202	624,908
Block Inc.(a)(b)	7,583	663,588
Booz Allen Hamilton Holding Corp.	8,174	701,820
Broadridge Financial Solutions Inc.	4,787	699,955
Cognizant Technology Solutions Corp., Class A	9,397	701,956
EPAM Systems Inc.(a)	2,021	684,149
Fidelity National Information Services Inc.	6,800	710,600
Fiserv Inc.(a)	7,000	701,260
FleetCor Technologies Inc.(a)	2,926	728,018
Gartner Inc.(a)	2,657	697,197
Global Payments Inc.	5,485	718,754
GoDaddy Inc., Class A(a)	9,333	700,442
International Business Machines Corp.	5,096	707,529
Jack Henry & Associates Inc.	3,710	697,925
Leidos Holdings Inc.	6,509	680,191
Mastercard Inc., Class A	1,987	711,088
MongoDB Inc., Class A(a)	2,693	638,645
Okta Inc.(a)	7,958	660,912
Paychex Inc.	5,704	706,326
PayPal Holdings Inc.(a)	8,130	692,757
Twilio Inc., Class A(a)	6,490	682,553
VeriSign Inc.(a)	4,043	705,706
Visa Inc., Class A	3,348	710,345
Western Union Co. (The)	38,892	705,501
		18,742,954
Leisure Products — 0.3%
Hasbro Inc.	7,616	683,536
Peloton Interactive Inc., Class A(a)	44,859	626,232
		1,309,768
Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	5,398	688,569
Avantor Inc.(a)	21,329	683,381
Bio-Rad Laboratories Inc., Class A(a)	1,263	679,229
Bio-Techne Corp.	1,803	666,623
Charles River Laboratories International Inc.(a)	2,851	667,362
Illumina Inc.(a)	2,745	657,373
IQVIA Holdings Inc.(a)	3,261	701,930
Mettler-Toledo International Inc.(a)	542	697,077
PerkinElmer Inc.	4,603	688,931
Thermo Fisher Scientific Inc.	1,200	681,084
Waters Corp.(a)	2,040	669,018
		7,480,577
Machinery — 2.7%
Caterpillar Inc.	3,196	689,857
Cummins Inc.	3,273	684,450
Deere & Co.	1,812	648,297
Dover Corp.	5,101	683,075
Fortive Corp.	11,280	696,766
IDEX Corp.	3,607	690,921
Illinois Tool Works Inc.	3,291	684,758
Ingersoll Rand Inc.	14,922	703,572
Nordson Corp.	3,215	700,484
Otis Worldwide Corp.	9,103	677,263
PACCAR Inc.	8,116	704,793
Parker-Hannifin Corp.	2,515	684,508
Pentair PLC	13,666	685,623
Snap-on Inc.	3,073	681,837
Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	5,694	$675,821
Westinghouse Air Brake Technologies Corp.	7,591	717,046
Xylem Inc./NY	8,063	679,308
		11,688,379
Media — 2.1%
Cable One Inc.	559	728,433
Charter Communications Inc., Class A(a)	1,392	705,647
Comcast Corp., Class A	15,735	696,746
DISH Network Corp., Class A(a)	32,217	735,514
Fox Corp., Class A, NVS	13,828	491,032
Fox Corp., Class B	6,492	212,353
Interpublic Group of Companies Inc. (The)	21,516	693,461
Liberty Broadband Corp., Class C, NVS(a)	5,599	700,827
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	5,129	211,879
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	11,270	463,197
News Corp., Class A, NVS	37,758	656,989
Omnicom Group Inc.	8,822	658,209
Paramount Global, Class B, NVS	20,508	704,040
Sirius XM Holdings Inc.(b)	108,501	694,406
Warner Bros. Discovery Inc.(a)	37,758	696,635
		9,049,368
Metals & Mining — 1.0%
Alcoa Corp.	10,649	657,256
Cleveland-Cliffs Inc.(a)	30,605	709,424
Freeport-McMoRan Inc.	17,995	703,244
Newmont Corp.	9,995	678,161
Nucor Corp.	5,474	725,086
Steel Dynamics Inc.	8,723	744,770
		4,217,941
Mortgage Real Estate Investment — 0.2%
Annaly Capital Management Inc.	105,386	696,601

Multi-Utilities — 1.6%
Ameren Corp.	7,145	680,133
CenterPoint Energy Inc.	21,551	690,709
CMS Energy Corp.	9,548	678,290
Consolidated Edison Inc.	6,969	691,743
Dominion Energy Inc.	8,038	676,960
DTE Energy Co.	5,129	680,670
NiSource Inc.	21,800	685,610
Public Service Enterprise Group Inc.	9,765	669,293
Sempra Energy	4,082	668,876
WEC Energy Group Inc.	6,423	674,865
		6,797,149
Multiline Retail — 0.7%
Bath & Body Works Inc.	16,507	677,117
Dollar General Corp.(b)	3,282	723,156
Dollar Tree Inc.(a)	4,874	781,449
Target Corp.	4,307	697,217
		2,878,939
Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	16,187	760,951
Cheniere Energy Inc.	5,066	692,877
Chevron Corp.	3,960	691,654
ConocoPhillips	6,316	709,666
Coterra Energy Inc.	21,722	745,716
Devon Energy Corp.	9,506	711,999
Diamondback Energy Inc.	5,090	773,782
EOG Resources Inc.	5,429	743,556

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.	16,307	$778,170
Exxon Mobil Corp.	7,250	696,000
Hess Corp.	5,825	716,883
Kinder Morgan Inc.	34,741	684,050
Marathon Oil Corp.	24,582	772,612
Marathon Petroleum Corp.	6,900	702,351
Occidental Petroleum Corp.	10,331	716,042
ONEOK Inc.	10,440	687,474
Phillips 66	6,931	698,714
Pioneer Natural Resources Co.	2,490	692,070
Targa Resources Corp.	9,589	690,600
Valero Energy Corp.	5,318	689,213
Williams Companies Inc. (The)	18,868	699,248
		15,053,628
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,807	714,803

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	8,699	656,340
Catalent Inc.(a)	6,626	682,876
Elanco Animal Health Inc.(a)	28,432	673,838
Eli Lilly & Co.	2,308	723,420
Horizon Therapeutics PLC(a)	7,396	663,347
Jazz Pharmaceuticals PLC(a)	4,419	661,436
Johnson & Johnson	3,799	682,034
Merck & Co. Inc.	7,175	660,315
Pfizer Inc.	13,046	691,960
Viatris Inc.	56,524	693,550
Zoetis Inc.	4,165	711,923
		7,501,039
Professional Services — 1.0%
Clarivate PLC(a)	45,760	675,875
CoStar Group Inc.(a)	11,631	708,793
Equifax Inc.	3,457	700,319
Robert Half International Inc.	7,431	669,905
TransUnion	8,168	709,064
Verisk Analytics Inc.	3,928	687,086
		4,151,042
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	8,269	685,004

Road & Rail — 1.4%
AMERCO	1,296	635,014
CSX Corp.	21,356	678,907
JB Hunt Transport Services Inc.	4,114	709,994
Knight-Swift Transportation Holdings Inc.	14,684	714,230
Lyft Inc., Class A(a)	34,254	605,611
Norfolk Southern Corp.	2,898	694,535
Old Dominion Freight Line Inc.	2,771	715,583
Uber Technologies Inc.(a)	28,432	659,622
Union Pacific Corp.	3,052	670,769
		6,084,265
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices Inc.(a)	6,835	696,213
Analog Devices Inc.	4,106	691,450
Applied Materials Inc.	5,967	699,869
Broadcom Inc.	1,210	701,957
Enphase Energy Inc.(a)	3,992	743,270
Entegris Inc.	6,262	694,832
Intel Corp.	15,692	697,039
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	1,950	$711,458
Lam Research Corp.	1,400	728,042
Marvell Technology Inc.	12,173	720,033
Microchip Technology Inc.	10,014	727,517
Micron Technology Inc.	9,521	703,031
Monolithic Power Systems Inc.	1,586	714,319
Nvidia Corp.	3,859	720,552
NXP Semiconductors NV	3,759	713,308
ON Semiconductor Corp.(a)	11,785	715,114
Qorvo Inc.(a)	6,303	704,360
Qualcomm Inc.	5,061	724,836
Skyworks Solutions Inc.	6,526	710,486
SolarEdge Technologies Inc.(a)	2,620	714,710
Teradyne Inc.	6,467	706,584
Texas Instruments Inc.	3,942	696,788
		15,635,768
Software — 7.3%
Adobe Inc.(a)	1,675	697,604
Ansys Inc.(a)	2,664	693,599
AppLovin Corp., Class A(a)	16,767	638,990
Autodesk Inc.(a)	3,411	708,635
Avalara Inc.(a)	8,333	705,555
Bentley Systems Inc., Class B	20,464	703,552
Bill.com Holdings Inc.(a)	5,775	682,836
Cadence Design Systems Inc.(a)	4,594	706,236
Ceridian HCM Holding Inc.(a)	11,874	668,506
Citrix Systems Inc.	6,644	668,984
Cloudflare Inc., Class A(a)	11,393	638,008
Coupa Software Inc.(a)	9,212	633,694
Crowdstrike Holdings Inc., Class A(a)	4,632	741,074
Datadog Inc., Class A(a)	6,846	653,040
DocuSign Inc.(a)	8,452	709,207
Dropbox Inc., Class A(a)	32,502	677,342
Dynatrace Inc.(a)	17,902	674,368
Fair Isaac Corp.(a)	1,745	714,665
Fortinet Inc.(a)	2,401	706,230
Guidewire Software Inc.(a)	8,555	683,887
HubSpot Inc.(a)	1,948	657,820
Intuit Inc.	1,824	755,975
Microsoft Corp.	2,610	709,581
NortonLifeLock Inc.	27,810	676,895
Oracle Corp.	9,856	708,844
Palantir Technologies Inc., Class A(a)(b)	79,515	690,190
Palo Alto Networks Inc.(a)	1,514	761,209
Paycom Software Inc.(a)	2,450	696,633
PTC Inc.(a)	6,034	703,142
RingCentral Inc., Class A(a)	10,206	644,407
ROBLOX Corp., Class A(a)	19,236	575,926
Salesforce Inc.(a)	4,247	680,539
ServiceNow Inc.(a)	1,548	723,644
Snowflake Inc., Class A(a)	4,501	574,553
Splunk Inc.(a)	6,820	699,459
SS&C Technologies Holdings Inc.	11,013	704,722
Synopsys Inc.(a)	2,199	701,921
Trade Desk Inc. (The), Class A(a)	12,309	640,683
Tyler Technologies Inc.(a)	1,942	691,002
Unity Software Inc.(a)	15,865	634,124
VMware Inc., Class A	6,959	891,448
Workday Inc., Class A(a)	4,016	627,701
Zendesk Inc.(a)	6,702	612,898

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zoom Video Communications Inc., Class A(a)	7,266	$780,732
ZoomInfo Technologies Inc.(a)	16,478	665,546
Zscaler Inc.(a)	4,994	764,531
		31,680,137
Specialty Retail — 2.1%
Advance Auto Parts Inc.	3,370	639,828
AutoZone Inc.(a)	350	720,877
Best Buy Co. Inc.	9,012	739,525
Burlington Stores Inc.(a)(b)	3,729	627,591
CarMax Inc.(a)	7,277	722,388
Carvana Co., Class A(a)(b)	20,096	591,626
Home Depot Inc. (The)	2,296	695,114
Lowe's Companies Inc.	3,517	686,870
O'Reilly Automotive Inc.(a)	1,098	699,613
Ross Stores Inc.	7,128	606,023
TJX Companies Inc. (The)	10,760	684,013
Tractor Supply Co.	3,596	673,746
Ulta Beauty, Inc.(a)	1,881	795,851
		8,883,065
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	4,811	716,069
Dell Technologies Inc., Class C	16,077	802,885
Hewlett Packard Enterprise Co.	43,934	685,371
HP Inc.	18,493	718,268
NetApp Inc.	9,680	696,476
Seagate Technology Holdings PLC	8,008	678,037
Western Digital Corp.(a)	11,391	691,320
		4,988,426
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	2,436	712,993
Nike Inc., Class B	6,208	737,821
VF Corp.	14,812	747,413
		2,198,227
Tobacco — 0.3%
Altria Group Inc.	12,933	699,546
Philip Morris International Inc.	6,575	698,594
		1,398,140
Security	Shares	Value

Trading Companies & Distributors — 0.5%
Fastenal Co.	12,870	$689,317
United Rentals Inc.(a)	2,424	722,789
WW Grainger Inc.	1,415	689,204
		2,101,310
Water Utilities — 0.3%
American Water Works Co. Inc.	4,555	688,944
Essential Utilities Inc.	14,468	669,289
		1,358,233
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	5,249	699,639

Total Common Stocks — 99.7%
(Cost: $405,295,650)		431,768,715

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	11,162,418	11,162,418
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	570,000	570,000
		11,732,418

Total Short-Term Securities — 2.7%
(Cost: $11,728,608)		11,732,418

Total Investments in Securities — 102.4%
(Cost: $417,024,258)		443,501,133

Liabilities in Excess of Other Assets — (2.4)%		(10,482,687)

Net Assets — 100.0%		$433,018,446

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,018,524	$4,151,131	(a)	$—		$(8,691)	$1,454	$11,162,418	11,162,418	$54,204	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	920,000	—		(350,000	)(a)	—	—	570,000	570,000	713		—
BlackRock Inc..	774,441	310,094		(87,033)		27,575	(279,722)	745,355	1,114	11,918		—
						$18,884	$(278,268)	$12,477,773		$66,835		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3	06/17/22	$620	$21,872
S&P Mid 400 E-Mini Index	1	06/17/22	251	(6,842)
				$15,030

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$431,768,715	$—	$—	$431,768,715
Money Market Funds	11,732,418	—	—	11,732,418
	$443,501,133	$—	$—	$443,501,133
Derivative financial instruments(a)
Assets
Futures Contracts	$21,872	$—	$—	$21,872
Liabilities
Futures Contracts	(6,842)	—	—	(6,842)
	$15,030	$—	$—	$15,030

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares